Risk Management and Financial Instruments - Schedule of Balance Sheet (Details) - Seara Alimentos [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement of financial position:
Derivative (liabilities)/assets	$ (371)	$ 84
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities	(371)	84
Derivative (liabilities)/assets	225	69
Financial instruments not designated as hedge accounting:
Exchange	225	69
Other comprehensive income (expense)	(287)	306
Other comprehensive income (expense), Commodities	(287)	306
Inventories	446	20
Inventories, Commodities	$ 446	$ 20